WARRANTS (Details - Warrant activity) - Warrant [Member] - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, Beginning balance	1,050	1,056
Weighted average exercise price, Beginning balance	$ 3,494.16	$ 3,488.28
Number of warrants, Granted	0	0
Weighted average exercise price, Granted	$ 0	$ 0
Number of warrants, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Number of warrants, Expired	(3)	(3)
Weighted average exercise price, Expired	$ 27,000.00	$ 405.00
Number of warrants, Ending balance	1,047	1,053
Weighted average exercise price, Ending balance	$ 3,471.69	$ 3,491.22
Number of warrants, Exercisable	1,047	1,053
Weighted average exercise price, exercisable	$ 3,471.69	$ 3,491.22